Reclamation Bonds	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reclamation Bonds [Abstract]
RECLAMATION BONDS

NOTE 3 – RECLAMATION BONDS

At March 31, 2023 and December 31, 2022, reclamation bonds totaled $1,592,936 and $1,591,547, respectively, associated with estimated reclamation costs for its mineral properties. The totals in both years include a surety bond of $674,000 with a bonding company for reclamation of its mineral property. This escrowed amount is held at Bank of New York, Mellon for the Company’s benefit. It may not be released to the Company without the prior consent of the surety bondholder. The escrowed amount does not earn interest. The remaining balances of $918,936 and $917,547, respectively, are held as certificate of deposits by the Utah Department of Natural Resources.

NOTE 3 – RECLAMATION BONDS

At December 31, 2022 and 2021, reclamation bonds totaled $1,591,547 and $947,116, respectively, associated with estimated reclamation costs for its mineral properties. The totals in both years include a surety bond of $674,000 with a bonding company for reclamation of its mineral property. This escrowed amount is held at Bank of New York, Mellon for the Company’s benefit. It may not be released to the Company without the prior consent of the surety bondholder. The escrowed amount does not earn interest.

The remaining balances of $917,547 and $273,116 are held as certificate of deposits by the Utah Department of Natural Resources. In 2022 and 2021, the Company bond requirements for planned expansion and operations increased for which the Company paid $644,000 and $189,000, respectively.